Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
15.	Quarterly Financial Data (unaudited)

	Three month ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

	U.S. dollars in thousands, except for per share data
Loss from operations	$(4,492)	$(3,722)	$(4,578)	$(3,074)
Net loss	(4,594)	(3,685)	(4,670)	(3,073)
Net loss attributable to Ordinary shareholders	(4,594)	(3,685)	(4,670)	(3,073)
Net loss per share attributable to Ordinary shareholders - basic and diluted	$(0.32)	$(0.22)	$(0.28)	$(0.19)

	Three month ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015

	U.S. dollars in thousands, except for per share data
Loss from operations	$(3,318)	$(3,738)	$(3,587)	$(4,833)
Net loss	(3,299)	(3,686)	(3,551)	(4,829)
Net loss attributable to Ordinary shareholders	(3,299)	(3,686)	(3,551)	(4,829)
Net loss per share attributable to Ordinary shareholders - basic and diluted	$(0.23)	$(0.26)	$(0.25)	$(0.34)